Defined Contribution Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan Disclosure [Line Items]
Employee eligibility age	18 years
Tax-deferred contributions	100.00%
Matching contribution	100.00%
Contribution By Participants, Percentage	6.00%
Employer contributions	$ 1.4	$ 0.9	$ 0.4
REO Sponsorship [Member]
Defined Contribution Plan Disclosure [Line Items]
Employee eligibility age	21 years
Tax-deferred contributions	100.00%
Matching contribution	100.00%
Contribution By Participants, Percentage	6.00%
Employer contributions		0.6	0.5
Defined contribution plan, company contribution, vesting period, years	3 years
Defined benefit plan cost and expense		0.3	0.3
WildHorse, Tanos, BlueStone, Classic and Black Diamond [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer contributions	0.2	0.5	0.6
Crown and Stanolind [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer contributions		$ 0.1	$ 0.1